Schedule of reverse recapitalization impact (Details) (Parenthetical) kr in Thousands	Jun. 30, 2026 SEK (kr)
IfrsStatementLineItems [Line Items]
Listing expense	kr 636,267
Legato Three Shareholders [Member]
IfrsStatementLineItems [Line Items]
Listing expense	kr 636,267	[1]

[1]	The listing expense of SEK 636,267 thousand has been recognized in the condensed consolidated interim statement of comprehensive loss as part of general and administrative expenses within operating loss, separate from financial income/expense items. The listing expense recognized is a non-cash charge.